UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05099

Pioneer Money Market Trust

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2023 through June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer U.S. Government Money Market Fund
Semiannual Report  |  June 30, 2023

A: PMTXX	R: PRXXX	Y: PRYXX

visit us: www.amundi.com/us

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/231

President’s Letter
Dear Shareholders,
On February 13, 2023, Amundi US celebrated the 95th anniversary of Pioneer Fund, the second-oldest mutual fund in the United States. We recognized the anniversary with ringing of the closing bell at the New York Stock Exchange, which seemed fitting for this special milestone.
Pioneer Fund was launched on February 13, 1928 by Phil Carret, one of the earliest proponents of value investing and a leading innovator in the asset management industry. Mr. Carret began investing in the 1920s and founded Pioneer Investments (now Amundi US) in 1928, and was one of the first investors to realize he could uncover value through rigorous, innovative, fundamental research techniques.
Consistent with Mr. Carret’s investment approach and employing many of the same techniques utilized in the 1920s, Amundi US's portfolio managers have adapted Mr. Carret’s philosophy to a new age of “active” investing.
The last few years have seen investors face some unprecedented challenges, from a global pandemic that shuttered much of the world’s economy for months, to geopolitical strife, to rising inflation that has reached levels not seen in decades. Now, more than ever, Amundi US believes active management – that is, making active investment decisions across all of our portfolios – can help mitigate risk during periods of market volatility.
At Amundi US, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyzes each security under consideration, communicating frequently with the management teams of the companies and other entities issuing the securities, and working together to identify those securities that we believe best meet our investment criteria for our family of funds. Our risk management approach begins with each security under consideration, as we strive to develop a deep understanding of the potential opportunity, while considering any potential risk factors.
Today, as shareholders, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress. As you consider your long-term investment goals, we encourage you to work with your financial professional to develop an investment plan that paves the way for you to pursue both your short-term and long-term goals.
2Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Lisa M. Jones
Head of the Americas, President and CEO of US
Amundi Asset Management US, Inc.
August 2023
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/233

Portfolio Management Discussion  |  6/30/23
In the following discussion, Portfolio Manager Gregory Palmer reviews the factors that affected the performance of Pioneer US Government Money Market Fund during the six-month period ended June 30, 2023. Mr. Palmer, a vice president and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the daily management of the Fund, along with Timothy Rowe, a Managing Director and a portfolio manager at Amundi US.
Q	How did the Fund perform for the six-month period ended June 30, 2023?
A	Pioneer U.S. Government Money Market Fund’s Class A shares returned 2.12% at net asset value during the six-month period ended June 30, 2023.
Q	How would you describe the environment for money market investing during the six-month period ended June 30, 2023?
A	The period opened against the backdrop of the US Federal Reserve’s (Fed’s) aggressive tightening of monetary policy in an effort to combat rising inflation, as the US central bank had implemented a series of sharp increases to the federal funds rate’s target range between May and December of 2022, bringing the target to a range of 4.25%–4.50% by the end of the 2022 calendar year, its highest level since the fall of 2007.
As inflation showed signs of moderating entering 2023, market participants became increasingly optimistic that the Fed and other leading central banks were poised to stop raising interest rates. January 2023 saw Treasury yields pull back from their more recent highs on the outlook for a potential easing of monetary policy. On February 1, the Fed increased the federal funds rate target again, but this time by a comparatively moderate 25 basis points (bps), bringing the target range to 4.50% – 4.75%. (A basis point is equal to 1/100th of a percentage point.)
In March, however, the failure of multiple US banks and the collapse of European banking giant Credit Suisse raised fears of a financial crisis. In response, the Fed implemented a new lending program to support bank liquidity, while market participants began to price in multiple decreases in the federal funds rate target range by the Fed by the end of the 2023 calendar year.
4Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Investors’ outlook for easier monetary policy and the “flight to safety” brought about by the specter of a banking crisis led longer-term money market rates to drift lower during the spring.
At its March 23 meeting, the Fed went forward with another modest 25 bps increase to the federal funds target, bringing the range to 4.75% ‒ 5.00%. The financial markets viewed that increase as an indication that the Fed believed the financial system, overall, remained on solid footing. The Fed would implement another increase to the federal funds target range of 25 bps in early May, bringing the range to 5.00% ‒ 5.25%, before taking a pause at its June meeting.
Against that backdrop, the US Treasury yield curve moved higher, with the rise in yields most significant for securities with shorter maturities as the market priced in more interest-rate increases by the Fed, and the yield curve’s inversion became more pronounced. (A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. An inverted yield curve represents a yield curve where shorter-term yields are higher than longer-term yields.)
Yields for one-month, six-month, and one-year Treasury bills as of June 30, 2023, stood at 5.14%, 5.47%, and 5.40%, respectively, versus 4.12%, 4.76%, and 4.73%, respectively, as of June 30, 2022.
Q	How did you manage the Fund’s portfolio in that environment during the six-month period ended June 30, 2023?
A	In managing the Fund, we have continued to pursue a conservative investment policy and have kept our focus on the Fund’s primary objective: protecting shareholders’ capital, rather than taking on undue risk in search of a slightly higher total return. During the period, we positioned the Fund with a relatively low duration, due to the rising interest-rate environment, and focused on both capital preservation and liquidity. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/235

As the Fed began to slow its pace of interest-rate hikes, we purchased some short-dated agency debt, while continuing to maximize the portfolio’s allocation to tri-party overnight repurchase agreements (“repos”). (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the US, the role of the tri-party agent is performed by one of two government securities clearing banks.) Repo rates have generally tended to move in parallel with the federal funds rate target, and so we believe they allow the Fund to take advantage of earning higher yields on repos when interest rates increase.
The Fund also has a significant allocation to US Treasury floating-rate notes, which are benchmarked against three-month Treasury bill rates. The floating-rate coupons on those issues help to keep their duration low, and their current yields are similar to those for shorter-maturity Treasury bills.
Q	What is your investment outlook?
A	The Fed’s “dot plot” from its June meeting signaled that its rate-hiking cycle was likely to extend slightly further, with perhaps two additional, modest increases to the federal funds rate target range, reflecting that inflation has remained above the Fed’s 2% target, as well as a strong employment backdrop. (The Fed's dot plot is a chart that records each Fed official's projection for the US central bank's key short-term interest rate.)
After perhaps being slow to begin tightening monetary policy as the economy recovered from the COVID-19-driven recession, the Fed, in our view, now seems determined to keep inflation expectations from becoming unanchored.
As we near the expected end of the Fed’s interest rate increases, we anticipate looking for opportunities to extend the Fund’s duration while maintaining a high percentage of liquid assets in the portfolio. Overall, we have continued to focus on portfolio positioning that emphasizes stability of principal, first and foremost.
6Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Please refer to the Schedule of Investments on pages 13-16  for a full listing of Fund securities.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The securities issued by U.S. government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government.
For more information on this or any Pioneer fund, please visit amundi.com/usinvestors or call 1-800-622-9876. This material must be preceded or accompanied by the Fund's current prospectus or summary prospectus.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/237

Portfolio Summary  |  6/30/23
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Floating Rate Notes, 5.284% (3 mo. U.S. Treasury Money Market Yield + 4 bps), 10/31/23	8.65%
2.	U.S. Treasury Floating Rate Notes, 5.278% (3 mo. U.S. Treasury Money Market Yield + 3 bps), 7/31/23	8.20
3.	U.S. Treasury Floating Rate Notes, 5.285% (3 mo. U.S. Treasury Money Market Yield + 4 bps), 7/31/24	5.27
4.	Federal National Mortgage Association, 0.25%, 7/10/23	4.63
5.	U.S. Treasury Bills, 7/25/23	4.38
6.	Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	4.27
7.	U.S. Treasury Floating Rate Notes, 5.174% (3 mo. U.S. Treasury Money Market Yield - 8 bps), 4/30/24	4.10
8.	U.S. Treasury Floating Rate Notes, 5.234% (3 mo. U.S. Treasury Money Market Yield - 2 bps), 1/31/24	2.93
9.	Federal Home Loan Banks, 5.09% (SOFR + 3 bps), 9/25/23	2.67
10.	Federal Home Loan Bank Discount Notes, 7/21/23	2.34

*	Excludes all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
8Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Prices and Distributions  |  6/30/23
Net Asset Value per Share
Class	6/30/23	12/31/22
A	$1.00	$1.00
R	$1.00	$1.00
Y	$1.00	$1.00

Distributions per Share: 1/1/23 - 6/30/23
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.0210	$—	$—
R	$0.0185	$—	$—
Y	$0.0212	$—	$—
Yields
	7-Day Annualized*	7-Day Effective**
A	4.43%	4.43%
R	3.96%	3.96%
Y	4.49%	4.49%

*	The 7-day annualized net yield describes the annualized income earned over a 7-day period.
**	The 7-day effective yield describes the amount one is expected to earn over a 1-year period assuming that dividends are reinvested at the average rate of the last 7 days.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/239

Expense Ratio (Per prospectus dated May 1, 2023)
Gross
A	0.65
R	0.99
Y	0.46
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Amundi US has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Amundi US and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Amundi US at any time without notice.
Please refer to the financial highlights for a more current expense ratio.
Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
10Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Comparing Ongoing Fund Expenses
As a shareowner in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on actual returns from January 1, 2023 through June 30, 2023.
Share Class	A	R	Y
Beginning Account Value on 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 6/30/23	$1,021.20	$1,018.60	$1,021.40
Expenses Paid During Period*	$2.81	$5.31	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56%, 1.06%, and 0.51% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reﬂect the one-half year period).
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2311

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2023 through June 30, 2023.
Share Class	A	R	Y
Beginning Account Value on 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 6/30/23	$1,022.02	$1,019.54	$1,022.27
Expenses Paid During Period*	$2.81	$5.31	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56%, 1.06%, and 0.51% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reﬂect the one-half year period).
12Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Schedule of Investments  |  6/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.4%
	U.S. Government and Agency Obligations — 64.2% of Net Assets
1,200,000(a)	Federal Farm Credit Banks Funding Corp., 5.100%, (SOFR + 4 bps), 1/4/24	$ 1,199,518
930,000(a)	Federal Farm Credit Banks Funding Corp., 5.110%, (SOFR + 5 bps), 8/22/23	930,008
3,500,000(a)	Federal Farm Credit Banks Funding Corp., 5.180%, (SOFR + 12 bps), 1/22/24	3,500,744
8,000,000(b)	Federal Home Loan Bank Discount Notes, 7/21/23	7,978,000
2,760,000(b)	Federal Home Loan Bank Discount Notes, 7/28/23	2,749,546
5,000,000(b)	Federal Home Loan Bank Discount Notes, 8/1/23	4,978,903
525,000(b)	Federal Home Loan Bank Discount Notes, 8/25/23	520,990
3,000,000(a)	Federal Home Loan Banks, 5.080%, (SOFR + 2 bps), 8/14/23	3,000,000
2,000,000(a)	Federal Home Loan Banks, 5.130%, (SOFR + 7 bps), 12/14/23	1,999,856
9,100,000(a)	Federal Home Loan Banks, 5.090%, (SOFR + 3 bps), 9/25/23	9,099,313
200,000(a)	Federal Home Loan Banks, 5.100%, (SOFR + 4 bps), 11/17/23	199,985
725,000	Federal Home Loan Mortgage Corp., 0.125%, 10/16/23	713,998
14,672,000	Federal Home Loan Mortgage Corp., 0.250%, 8/24/23	14,570,080
6,000,000	Federal Home Loan Mortgage Corp., 0.250%, 9/8/23	5,945,580
15,824,000	Federal National Mortgage Association, 0.250%, 7/10/23	15,805,465
6,623,000	Federal National Mortgage Association, 2.875%, 9/12/23	6,591,219
5,000,000(b)	U.S. Treasury Bills, 7/5/23	4,997,189
3,000,000(b)	U.S. Treasury Bills, 7/18/23	2,992,655
15,000,000(b)	U.S. Treasury Bills, 7/25/23	14,950,057
5,000,000(b)	U.S. Treasury Bills, 7/27/23	4,982,064
3,000,000(b)	U.S. Treasury Bills, 8/17/23	2,980,321
14,000,000(a)	U.S. Treasury Floating Rate Notes, 5.174%, (3 mo. U.S. Treasury Money Market Yield - 8 bps), 4/30/24	13,992,597
10,000,000(a)	U.S. Treasury Floating Rate Notes, 5.234%, (3 mo. U.S. Treasury Money Market Yield - 2 bps), 1/31/24	10,001,167
28,000,000(a)	U.S. Treasury Floating Rate Notes, 5.278%, (3 mo. U.S. Treasury Money Market Yield + 3 bps), 7/31/23	28,004,325
29,500,000(a)	U.S. Treasury Floating Rate Notes, 5.284%, (3 mo. U.S. Treasury Money Market Yield + 4 bps), 10/31/23	29,511,269
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2313

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,000,000(a)	U.S. Treasury Floating Rate Notes, 5.285%, (3 mo. U.S. Treasury Money Market Yield + 4 bps), 7/31/24	$ 18,004,506
6,000,000	U.S. Treasury Notes, 2.750%, 7/31/23	5,987,931
	Total U.S. Government and Agency Obligations (Cost $216,187,286)	$216,187,286

	SHORT TERM INVESTMENTS — 37.2% of Net Assets
	Repurchase Agreements — 37.2%
31,280,000	Bank of America, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $31,293,190, collateralized by $31,905,629 U.S. Treasury Note, 0.375%, 11/30/25	$ 31,280,000
31,280,000	Scotia Capital Inc., 5.04%, dated 6/30/23, to be purchased on 7/3/23 for $31,293,138, collateralized by the following: $1,894 Federal Home Loan Mortgage Corporation, 3.0%-6.0%, 4/1/29-10/1/52, $28,575,515 Federal National Mortgage Association, 3.5%-7.0%, 9/1/27-5/1/53, $3,341,624 U.S. Treasury Bill, 4/18/24	31,280,000
31,280,000	RBC Dominion Securities Inc., 5.05%, dated 6/30/23, to be purchased on 7/3/23 for $31,293,164, collateralized by the following: $608,051 Federal National Mortgage Association, 3.5%, 2/1/43, $726 Government National Mortgage Association, 3.5%, 12/15/46, $29,656,068 U.S. Treasury Bill, 7/6/23-4/18/24, $1,654,212 U.S. Treasury Inflation-Protected Security, 0.125%, 1/15/30	31,280,000
The accompanying notes are an integral part of these financial statements.
14Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Principal Amount USD ($)		Value
Repurchase Agreements — (continued)
15,640,000	Toronto-Dominion Bank, 5.05%, dated 6/30/23, to be purchased on 7/3/23 for $15,646,582, collateralized by $15,952,896 U.S. Treasury Note, 0.375%-3.75%, 11/30/25-2/15/32	$ 15,640,000
15,640,000	Toronto-Dominion Bank, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $15,646,595, collateralized by $15,952,800 Federal National Mortgage Association, 3.0%-7.0%, 8/1/46-6/1/53	15,640,000
$125,120,000

	TOTAL SHORT TERM INVESTMENTS (Cost $125,120,000)	$ 125,120,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.4% (Cost $341,307,286)	$341,307,286
	OTHER ASSETS AND LIABILITIES — (1.4)%	$ (4,869,240)
	net assets — 100.0%	$ 336,438,046

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2023.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
At June 30, 2023, the net unrealized appreciation on investments based on cost for federal tax purposes of $341,307,286 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—
Net unrealized appreciation	$—
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2315

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$216,187,286	$—	$216,187,286
Repurchase Agreements	—	125,120,000	—	125,120,000
Total Investments in Securities	$ —	$ 341,307,286	$ —	$ 341,307,286
During the period ended June 30, 2023, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
16Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Statement of Assets and Liabilities  |  6/30/23 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $216,187,286)	$216,187,286
Repurchase Agreements, at value (cost $125,120,000)	125,120,000
Cash	277,847
Receivables —
Fund shares sold	458,837
Interest	1,181,462
Other assets	63,634
Total assets	$ 343,289,066
LIABILITIES:
Payables —
Investment securities purchased	$ 5,950,372
Fund shares repurchased	448,736
Distributions	267,805
Trustees' fees	441
Management fees	9,558
Administrative expenses	10,254
Distribution fees	82
Accrued expenses	163,772
Total liabilities	$ 6,851,020
NET ASSETS:
Paid-in capital	$336,465,424
Distributable earnings (loss)	(27,378)
Net assets	$ 336,438,046
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $267,308,953/267,460,594 shares)	$ 1.00
Class R (based on $2,002,492/2,002,932 shares)	$ 1.00
Class Y (based on $67,126,601/67,153,892 shares)	$ 1.00
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23 17

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/23
INVESTMENT INCOME:
Interest from unaffiliated issuers	$7,795,451
Total Investment Income		$7,795,451
EXPENSES:
Management fees	$ 569,499
Administrative expenses	75,609
Transfer agent fees
Class A	52,472
Class R	646
Class Y	2,102
Distribution fees
Class A	193,469
Class R	4,853
Shareowner communications expense	18,417
Custodian fees	839
Registration fees	39,773
Professional fees	39,518
Printing expense	31,965
Officers' and Trustees' fees	8,701
Miscellaneous	51,871
Total expenses		$1,089,734
Less fees waived and expenses reimbursed by the Adviser and the Distributor		(193,865)
Net expenses		$ 895,869
Net investment income		$6,899,582
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ —
Net increase in net assets resulting from operations		$6,899,582
The accompanying notes are an integral part of these financial statements.
18Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
FROM OPERATIONS:
Net investment income (loss)	$ 6,899,582	$ 4,306,350
Net realized gain (loss) on investments	—	(2,258)
Net increase in net assets resulting from operations	$ 6,899,582	$ 4,304,092
DISTRIBUTIONS TO SHAREOWNERS:
Class A ($0.0210 and $0.0138 per share, respectively)	$ (5,470,805)	$ (3,485,188)
Class R ($0.0185 and $0.0107 per share, respectively)	(36,355)	(19,061)
Class Y ($0.0212 and $0.0139 per share, respectively)	(1,407,087)	(869,716)
Total distributions to shareowners	$ (6,914,247)	$ (4,373,965)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 110,671,851	$ 205,239,750
Reinvestment of distributions	5,466,002	3,479,367
Cost of shares repurchased	(109,509,808)	(149,951,582)
Net increase in net assets resulting from Fund share transactions	$ 6,628,045	$ 58,767,535
Net increase in net assets	$ 6,613,380	$ 58,697,662
NET ASSETS:
Beginning of period	$ 329,824,666	$ 271,127,004
End of period	$ 336,438,046	$ 329,824,666
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2319

Statements of Changes in Net Assets (continued)
	Six Months Ended 6/30/23 Shares (unaudited)	Six Months Ended 6/30/23 Amount (unaudited)	Year Ended 12/31/22 Shares	Year Ended 12/31/22 Amount
Class A
Shares sold	84,698,910	$ 84,698,910	173,938,932	$ 173,938,932
Reinvestment of distributions	5,357,416	5,357,416	3,414,327	3,414,327
Less shares repurchased	(88,450,967)	(88,450,967)	(127,110,422)	(127,110,422)
Net increase	1,605,359	$ 1,605,359	50,242,837	$ 50,242,837
Class R
Shares sold	239,736	$ 239,736	1,164,153	$ 1,164,153
Reinvestment of distributions	35,419	35,419	18,497	18,497
Less shares repurchased	(178,856)	(178,856)	(860,517)	(860,517)
Net increase	96,299	$ 96,299	322,133	$ 322,133
Class Y
Shares sold	25,733,205	$ 25,733,205	30,136,665	$ 30,136,665
Reinvestment of distributions	73,167	73,167	46,543	46,543
Less shares repurchased	(20,879,985)	(20,879,985)	(21,980,643)	(21,980,643)
Net increase	4,926,387	$ 4,926,387	8,202,565	$ 8,202,565
The accompanying notes are an integral part of these financial statements.
20Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Financial Highlights
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Class A
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.021	$ 0.015	$ 0.000(b)	$ 0.002	$ 0.015	$ 0.012
Net realized and unrealized gain (loss) on investments	0.000(b)	(0.001)	0.000(b)	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$ 0.021	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.015	$ 0.012
Distributions to shareowners:
Net investment income	$ (0.021)	$ (0.014)	$ (0.000)(b)	$ (0.002)(c)	$ (0.015)(c)	$ (0.012)(c)
Total distributions	$ (0.021)	$ (0.014)	$ (0.000)(b)	$ (0.002)	$ (0.015)	$ (0.012)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	2.12%(e)	1.39%	0.02%	0.20%	1.50%	1.21%
Ratio of net expenses to average net assets	0.56%(f)	0.39%	0.04%	0.25%	0.69%	0.66%
Ratio of net investment income (loss) to average net assets	4.23%(f)	1.45%	0.03%	0.16%	1.50%	1.20%
Net assets, end of period (in thousands)	$267,309	$265,715	$215,528	$257,214	$197,032	$210,290
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.71%(f)	0.65%	0.79%	0.79%	0.84%	0.81%
Net investment income (loss) to average net assets	4.08%(f)	1.19%	(0.72)%	(0.38)%	1.35%	1.05%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2321

Financial Highlights  (continued)
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Class R
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.019	$ 0.012	$ 0.000(b)	$ 0.001	$ 0.010	$ 0.009
Net realized and unrealized gain (loss) on investments	0.000(b)	(0.001)	0.000(b)	0.000(b)	0.001	(0.001)
Net increase (decrease) from investment operations	$ 0.019	$ 0.011	$ 0.000(b)	$ 0.001	$ 0.011	$ 0.008
Distributions to shareowners:
Net investment income	$(0.019)	$(0.011)	$(0.000)(b)	$(0.001)(c)	$(0.011)(c)	$(0.008)(c)
Total distributions	$ (0.019)	$ (0.011)	$ (0.000)(b)	$ (0.001)	$ (0.011)	$ (0.008)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	1.86%(e)	1.07%	0.02%	0.12%	1.08%	0.78%
Ratio of net expenses to average net assets	1.06%(f)	0.72%	0.06%	0.30%	1.12%	1.08%
Ratio of net investment income (loss) to average net assets	3.73%(f)	1.17%	0.01%	0.09%	1.03%	0.85%
Net assets, end of period (in thousands)	$ 2,002	$ 1,906	$ 1,585	$ 1,825	$ 885	$ 553
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.10%(f)	0.99%	1.11%	1.08%	1.12%	1.08%
Net investment income (loss) to average net assets	3.69%(f)	0.90%	(1.04)%	(0.69)%	1.03%	0.85%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Class Y
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.021	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.017	$ 0.013
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000(b)	0.000(b)	0.000(b)	0.000(b)	0.001
Net increase (decrease) from investment operations	$ 0.021	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.017	$ 0.014
Distributions to shareowners:
Net investment income	$ (0.021)	$ (0.014)	$ (0.000)(b)	$ (0.002)(c)	$ (0.017)(c)	$ (0.014)(c)
Total distributions	$ (0.021)	$ (0.014)	$ (0.000)(b)	$ (0.002)	$ (0.017)	$ (0.014)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	2.14%(e)	1.40%	0.02%	0.22%	1.67%	1.34%
Ratio of net expenses to average net assets	0.51%(f)	0.38%	0.05%	0.24%	0.52%	0.54%
Ratio of net investment income (loss) to average net assets	4.28%(f)	1.42%	0.02%	0.19%	1.66%	1.30%
Net assets, end of period (in thousands)	$67,127	$62,204	$54,015	$48,542	$42,343	$37,356
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.51%(f)	0.46%	0.51%	0.53%	0.52%	0.54%
Net investment income (loss) to average net assets	4.28%(f)	1.34%	(0.44)%	(0.10)%	1.66%	1.30%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2323

Notes to Financial Statements  |  6/30/23
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer U.S. Government Money Market Fund (the “Fund”) is a series of Pioneer Money Market Trust (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversiﬁed, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Class R shares commenced operations on August 1, 2017. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts,
24Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2325

is required. As of June 30, 2023, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2022 was as follows:
2022
Distributions paid from:
Ordinary income	$4,372,438
Long-term capital gains	1,527
Total	$4,373,965
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2022:
2022
Distributable earnings/(losses):
Capital loss carryforward	$ (2,476)
Other book/tax temporary differences	(10,237)
Total	$(12,713)
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
26Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia's invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or other factors or adverse investor sentiment or other adverse market events and conditions could cause the value of
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2327

your investment, or its yield, to decline. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value of the Fund's investments. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets, including with respect to the value and liquidity of the Fund's investments.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund's assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identiﬁed. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneﬁcial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other ﬁnancial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in ﬁnancial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws,
28Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

regulatory ﬁnes, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at June 30, 2023 are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the six months ended June 30, 2023, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% (annualized) of the Fund’s average daily net assets.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net  asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2329

 policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2023 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer's compensation for his services as the Fund's chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended June 30, 2023, the Fund paid $8,701 in Officers' and Trustees' compensation, which is reflected on the Statement of Operations as Officers' and Trustees' fees. At June 30, 2023, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees' fees of $441 and a payable for administrative expenses of $10,254, which includes the payable for Officers' compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2023, such out-of-pocket expenses by class of shares were as follows:
Shareowner Communications:
Class A	$18,120
Class R	297
Class Y	—
Total	$18,417
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution
30Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2331

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes
Officers
Lisa M. Jones, President and
Chief Executive Officer
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
32Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/23

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2023 Amundi Asset Management US, Inc. 19399-17-0823

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general

Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President and Chief Executive Officer

Date September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President and Chief Executive Officer

Date September 5, 2023

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Managing Director, Chief Operations Officer & Treasurer of the Funds

Date September 5, 2023

*	Print the name and title of each signing officer under his or her signature.